INVESTMENT SECURITIES - Balances of investment securities (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets	$ 259,515,428	$ 245,105,338
Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(8,557,039)	(8,611,594)	$ (5,875,018)
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	11,996,398	9,754,120
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	224,581,946	215,324,860
Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(8,472,997)	(8,453,149)
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	21,608,992	18,935,757
Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(34,080)	(99,017)
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,328,092	1,090,601
Investment securities
Disclosure of financial assets [line items]
Financial assets	26,000,311	23,030,159
Investment securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	26,001,048	23,030,230
Investment securities | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(737)	(71)
Investment securities at amortized cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	3,053,862	2,972,616
Investment securities at fair value
Disclosure of financial assets [line items]
Financial assets	22,947,186	20,057,614
Debt securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	29,346,069	25,702,607
Debt securities | Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(737)	(71)
Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(34,080)	(99,017)	$ (71,708)
Debt securities | Investment securities | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	10,102	31,256
Debt securities | Investment securities | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	3,053,862	2,972,616
Debt securities | Investment securities | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	21,608,992	18,935,757
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	3,053,862	2,972,616
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(737)	(71)
Debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	10,102	31,256
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	21,608,992	18,935,757
Equity investments | Investment securities | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,328,092	1,090,601
Equity investments | Investment securities at fair value | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,328,092	$ 1,090,601